DWS New York Tax-Free Income Fund Average Annual Total Returns - Class ACIS [Member]		12 Months Ended	49 Months Ended	60 Months Ended	120 Months Ended
	Nov. 21, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.05%		0.99%	2.25%
Bloomberg New York Exempt Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		0.84%		0.97%	2.17%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.07%)		0.16%	1.56%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.44%		0.71%	1.85%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(1.07%)		0.16%	1.57%
Performance Inception Date	Dec. 31, 1985
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(0.05%)		(0.05%)	1.09%
Performance Inception Date	May 31, 1994
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.89%	0.28%
Performance Inception Date	Dec. 01, 2020
INST Class | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.11%
INST Class | Bloomberg New York Exempt Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		0.84%	0.30%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.90%		0.95%	2.10%
Performance Inception Date	Jun. 18, 2001